Notes to the Consolidated Statements of Operations - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the Consolidated Statements of Operations
Personnel	€ (6,644)	€ (9,190)	€ (15,742)	€ (18,971)
Maintenance and lease	(1,614)	(1,404)	(2,915)	(2,704)
Third-party services	(5,871)	(7,514)	(12,873)	(12,796)
Legal and other professional services	(4,446)	(2,995)	(6,074)	(5,320)
Amortization and depreciation	(2,965)	(3,152)	(6,071)	(6,091)
Other	(705)	(2,857)	(1,857)	(5,796)
Total	€ (22,245)	€ (27,112)	€ (45,532)	€ (51,678)